Equipment (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equipment
Property, plant and equipment at beginning of period	kr 6,309
Exchange differences	(830)	kr (299)
Property, plant and equipment at end of period	7,468	6,309
Research And Development Expenses
Equipment
Depreciation for the year	(579)	(59)
Marketing and selling expenses
Equipment
Depreciation for the year	(806)	(176)
Administrative expenses
Equipment
Depreciation for the year	(721)	(230)	kr (37)
Cost at closing balance
Equipment
Property, plant and equipment at beginning of period	7,073	214
Acquisition for the year	2,512	6,588
Disposal for the year		(118)
Exchange differences	1,582	389
Property, plant and equipment at end of period	11,167	7,073	214
Amortization at closing balance
Equipment
Property, plant and equipment at beginning of period	(764)	(51)
Depreciation for the year	(2,106)	(465)
Disposal for the year		51
Property, plant and equipment at end of period	kr (3,700)	kr (764)	kr (51)